Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Provision for credit losses	$ 1,483,285	$ 1,268,962
Depreciation and amortization	207,204	185,676
Net operating loss carryforward	2,751,701	2,496,584
Valuation allowance	(3,464,740)	(2,932,049)
Deferred tax assets, net	$ 977,450	$ 1,019,173